Intangible Assets, Net (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Intangible Assets, Net [Abstract]
Amortization expenses	$ 4,000	$ 15,000
Carrying amount	11,000
Proceeds of disposal of intangible assets	$ 11,000